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                    COLUMBIA HIGH YIELD FUND, VARIABLE SERIES
                   Supplement to Prospectuses Dated May 1, 2004
                  (Replacing the Supplement dated May 4, 2004)

     1. The following disclosure is added under the heading "Principal Investment Strategies":

The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of fixed income securities. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to investments of that kind.

     2. The following disclosure is added under the heading "Principal Investment Risks":

Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also cause the Fund to receive taxable income, which could increase the amount of taxes payable by shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. For more information on the risks of derivative strategies, see the Statement of Additional Information.

     3. Effective May, 2004, Kurt M. Havnaer began co-managing the High Yield Fund.

The following paragraph regarding Mr. Havnaer is added to the section describing the portfolio managers for the High Yield Fund and the paragraph regarding Mr. Rippey replaces the current paragraph in its entirety in the section describing the portfolio managers for the High Yield Fund under the section "Trust Management Organizations; Portfolio Managers":

KURT M. HAVNAER, a vice president of Columbia Management, is a co-manager for the High Yield Fund and has co-managed the High Yield Fund since May, 2004 and served as a co-manager from April, 2003 to March, 2004. Mr. Havnaer was on a leave of absence for the period March, 2004 to April, 2004. Mr. Havnaer co-managed the Galaxy VIP Columbia High Yield Fund II, the predecessor to the High Yield Fund, from September, 2000 to April, 2003. Mr. Havnaer has been associated with Columbia Management or its predecessors since 1996.

JEFFREY L. RIPPEY, a senior vice president of Columbia Management, is a co-manager for the High Yield Fund and has managed or co-managed the High Yield Fund since it commenced operations in April, 2003. Mr. Rippey managed the Galaxy VIP Columbia High Yield Fund II, the predecessor to the High Yield Fund, from March, 1998 to April, 2003. Mr. Rippey has been associated with Columbia Management or its predecessors since 1981.

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     4.   The following disclosure replaces the "Derivative Strategies"
          disclosure under the heading "Other Investment Strategies and Risks":

DERIVATIVE STRATEGIES

(All Funds except High Yield Fund) A Fund may enter into a number of derivative strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. A Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

                                                              September 10, 2004
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                 COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES
                   Supplement to Prospectuses Dated May 1, 2004

     1. The following disclosure is added under the heading "Principal Investment Strategies":

The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of fixed income securities. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to investments of that kind.

     2. The following disclosure is added under the heading "Principal Investment Risks":

Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also cause the Fund to receive taxable income, which could increase the amount of taxes payable by shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. For more information on the risks of derivative strategies, see the Statement of Additional Information.

3. The following disclosure replaces the "Derivative Strategies" disclosure under the heading "Other Investment Strategies and Risks":

DERIVATIVE STRATEGIES
(All Funds, except High Yield Fund and Strategic Income Fund) A Fund may enter into a number of derivative strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. A Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

                                                              September 10, 2004

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                    COLUMBIA HIGH YIELD FUND, VARIABLE SERIES
                 COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES
     Supplement to StatementS of Additional Information dated May 1, 2004

     1. The following disclosure is added to the section "Description of Certain Investments":

Swap Agreements (Swaps, Caps, Collars and Floors)
The High Yield Fund and Strategic Income Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Funds' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.

                                                              September 10, 2004